CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (294,387)	$ (250,316)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	17,714	16,969
Stock-based compensation	25,247	7,223
Bad debt expense	142	2,567
Write-off of capital assets	668	3,782
Straight-line rent	37,525	1,821
Unrealized (gain) loss on foreign currency transactions	2,387	(245)
Amortization of debt issuance costs	2,378	716
Amortization of debt discounts	35,067	0
Change in fair value of share-settle redemption feature	(14,834)	0
Changes in fair value warrants derivative liabilities	2,148	26
Other adjustments to net loss	0	(14)
Changes in operating assets and liabilities:
Accounts receivable	(3,067)	1,681
Prepaid rent	6,922	4,121
Prepaid expenses	(1,931)	552
Other current assets	(7,930)	(5,058)
Other non-current assets	(15,081)	1,193
Accounts payable	8,199	3,668
Accrued liabilities	10,762	(590)
Sales tax payable	1,366	2,062
Deferred revenue	8,643	4,841
Other current liabilities	(223)	237
Other non-current liabilities	(1,106)	2,262
Net cash used by operating activities	(179,391)	(202,502)
Cash flows from investing activities
Purchases of property and equipment	(16,161)	(12,247)
Development of internal-use software	(5,426)	(2,603)
Net cash used by investing activities	(21,587)	(14,850)
Cash flows from financing activities:
Repayment of debt	(18,776)	(6,741)
Proceeds from debt financing	165,000	25,000
Debt financing costs	(2,634)	(634)
Proceeds from exercise of stock options	3,841	1,643
Exercise of common stock warrants	120	0
Issuance of redeemable convertible preferred stock, net	1,020	207,293
Net cash provided by financing activities	148,571	226,561
Effects of foreign exchange on cash	(760)	(347)
Net change in cash, cash equivalents, and restricted cash	(53,167)	8,862
Cash, cash equivalents, and restricted cash at the beginning of year	123,108	114,246
Cash, cash equivalents, and restricted cash at the end of year	69,941	123,108
Supplemental disclosure of non-cash financing activities:
Cash paid for income taxes during the year	300	100
Cash paid for interest during the year	4,550	5,428
Reconciliation of cash, cash equivalents, and restricted cash:
Cash	69,726	121,467
Restricted cash	215	1,641
Total cash, cash equivalents, and restricted cash	$ 69,941	$ 123,108